Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Disclosure of operating expenses

	2023	2022	2021
	£m	£m	£m
Infrastructure costs
Property and equipment	591	417	371
Depreciation and amortisation	438	470	403
Impairment of property, equipment and intangible assets	44	13	280
Total infrastructure costs	1,073	900	1,054
Administration and general expenses
Consultancy, legal and professional fees	422	403	390
Marketing and advertising	391	312	235
UK bank levy	149	150	134
Other administration and general expenses	4,793	4,014	3,616
Total administration and general expenses	5,755	4,879	4,375
Staff costs[a]	5,591	5,192	4,456
Litigation and conduct[b]	44	1,427	374
Operating expenses	12,463	12,398	10,259
Notes
aFor further details on staff costs including accounting policies, refer to Note 28.
bIncludes costs related to the Over-issuance of Securities (2022: £966m, 2021: £220m).